ACCOUNTING RULES AND METHODS (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Rules And Methods [Abstract]
Basis of preparation	Basis of preparation
The Unaudited Interim Condensed Consolidated Financial Statements have been prepared in accordance with the underlying assumption of going concern assuming the Company will continue to operate for the foreseeable future. As such, they do not include any adjustments related to the amount or classification of assets and liabilities that may be required if the Company were not able to continue as a going concern. The Company has incurred operating losses and negative cash flows from operations since inception due to the innovative nature of the products developed, therefore involving a multi-year research and development phase.
The Company has historically financed its growth by strengthening its equity in the form of capital increases and issuance of convertible notes.
At the date the Board of Directors authorized the unaudited interim condensed consolidated financial statements the Company has the necessary resources to fund its operations into the second quarter 2024 considering:
•Cash and cash equivalents held by the Company amounted to €25.2 million as of June 30, 2023. They are composed of cash and term deposits readily available without penalty;
•The cash consumption forecast for the next 12 months after the closing date.
Accordingly, the Company's current cash and cash equivalents are not expected to be sufficient to cover its operating needs for at least the next 12 months.
These events and conditions indicate that a material uncertainty exists that may cast significant doubt on the Company’s ability to continue as a going concern. Therefore, the Company may be unable to realize its assets and discharge its liabilities in the normal course of business.
The Company plans to seek additional financing to extend its cash flow horizon and is currently evaluating various financing sources among which are the issuance of equity instruments and/or new debt or partnership agreements to continue to fund the operations of the Company beyond the second quarter of 2024.
The Unaudited Interim Condensed Consolidated Financial Statements have been prepared in accordance with the historical cost principle with the exception of certain categories of assets and liabilities measured at fair value in accordance with IFRS.All amounts are expressed in thousands of euros, unless stated otherwise.
Statement of compliance	Statement of compliance
The Unaudited Interim Condensed Consolidated Financial Statements have been prepared in accordance with IAS 34, the standard of the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”) applicable to interim financial statements and were authorized for issuance by the Board of Directors of the Company on September 21, 2023.
Due to the listing of ordinary shares of the Company on Euronext Paris and in accordance with the European Union’s regulation No. 1606/2002 of July 19, 2002, the Unaudited Interim Condensed Consolidated Financial Statements of the Company are also prepared in accordance with IAS 34, as adopted by the European Union (EU).
As condensed consolidated financial statements, they do not include all information that would be required by the full IFRS standards. They must be read in conjunction with the consolidated financial statements for the year ended December 31, 2022.
The standards applied in the preparation of the Unaudited Interim Condensed Consolidated Financial Statements are the same as those applied to prepare the financial statements as of December 31, 2022, except as described below.
As of June 30, 2023, all IFRS that the IASB had published and that are mandatory are the same as those endorsed by the EU and mandatory in the EU. As a result, the Unaudited Interim Condensed Consolidated Financial Statements comply with International Financial Reporting Standards as published by the IASB and as adopted by the EU.
IFRS include International Financial Reporting Standards (“IFRS”), International Accounting Standards (“IAS”), as well as the interpretations issued by the Standing Interpretations Committee (“SIC”), and the International Financial Reporting Interpretations Committee (“IFRS IC”).
The new applicable standards, amendments and interpretations since January 1, 2023 have had no significant impact on the Company’s consolidated financial statements.
Recently issued accounting pronouncements that may be relevant to the Company’s operations are as follows:

•Amendments to IAS 1 - Classification of liabilities as current or non-current; Disclosure of Accounting Policies, effective on January 1, 2024;
•Amendments to IAS 8 - Definition of Accounting Estimates, effective on January 1, 2023;
•Amendment to IAS12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction, , effective on January 1, 2023;

The Company does not expect any significant impact resulting from the adoption of these standards.

Basis of consolidation	Basis of consolidationIn accordance with IFRS 10 Consolidated Financial Statements (“IFRS 10”), an entity is consolidated when it is controlled by the Company. The Company controls an entity when it is exposed or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. All intercompany balances, transactions and dividends are eliminated in full. The Company has one subsidiary for which no non-controlling interest is recognized.

	Date of Incorporation	Percent of Ownership Interest	Accounting Method
ERYTECH Pharma, Inc.	April 2014	100%	Consolidated

Foreign currencies	Foreign currencies
Functional Currency and Translation of Financial Statements into Presentation Currency
The Unaudited Interim Condensed Consolidated Financial Statements are presented in euros, which is also the functional currency of the parent company, PHAXIAM Therapeutics (the “Parent Company”). The statement of financial position of the consolidated entity having a functional currency different from the euro are translated into euros at the closing exchange rate (spot exchange rate at the statement of financial position date) and the statement of income (loss), statement of comprehensive income (loss) and statement of cash flow of such consolidated entity are translated at the average exchange rate for the period, except if exchange rates or the volume and size of transactions fluctuate significantly. The resulting translation adjustment is included in other comprehensive income (loss) as a cumulative translation adjustment.

Exchange rate (USD per EUR)	06/30/2022	12/31/2022	06/30/2023
Weighted average rate	1.0940	1.0539	1.0811
Closing rate	1.0387	1.0666	1.0866
Conversion of Foreign Currency Transactions
Foreign currency transactions are converted to functional currency at the exchange rate applicable on the transaction date. At the closing date, foreign currency monetary assets and liabilities are converted at the exchange rate prevailing on that date. The resulting exchange gains or losses are recorded in the consolidated statement of income (loss) in “Financial income (loss)”.

Use of estimates and judgments	Use of estimates and judgments
Preparation of the consolidated financial statements in accordance with the rules prescribed by the IFRS requires the use of estimates and the formulation of assumptions having an impact on the financial statements. These estimates can be revised where the circumstances on which they are based change. The actual results may therefore differ from the estimates initially formulated. The Company has not identified any environmental risks that would require significant new estimates or judgments. The use of estimates and judgment relate primarily to the measurement of:
•fair value of in progress research and developments assets identified in business combination (see Note 4.1.1 and 4.1.2)
•the share-based payments in accordance with IFRS 2 (see note 3.3.3)

Presentation of the statement of income (loss) & statement of financial position	Presentation of the statement of income (loss) & statement of financial positionThe Company presents its statement of income (loss) by function. As of today, the main activity of the Company is research and development. Consequently, only “research and development expenses” and “general administrative expenses” functions are considered to be representative of the Company's activities. The detail of the expenses by nature is disclosed in note 3.2.
Presentation of the statement of cash flows	Presentation of the statement of cash flowsThe consolidated statements of cash flows are prepared using the indirect method and separately present the cash flows associated with operating, investing, and financing activities.
Segment reporting	Segment reportingIn accordance with IFRS 8 Operating Segments ("IFRS 8") , reporting by operating segment is derived from the internal organization of the Company’s activities; it reflects management’s viewpoint and is established based on internal reporting used by the chief operating decision maker (the Chief Executive Officer) to allocate resources and to assess performance. Information per business segmentThe Company operates in a single operating segment: the conducting of research and development of extended phage therapies to target antimicrobial resistant pathogenic bacteria in order to market the phage therapies in the future.
Business combination

Accounting Policy
The Company accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of acquired businesses are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Transaction costs are expensed as incurred.

If share-based payment awards (replacement awards) are required to be exchanged for awards held by the acquiree's employees (acquiree's awards), then all or a portion of the amount of the acquirer's replacement awards is included in measuring the consideration transferred in the business combination. This determination is based on the market-based measure of the replacement awards compared with the market-based measure of the acquiree's awards and the extent to which the replacement awards relate to pre-combination service .